UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  11/30/08

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares		Value
	Common Stocks - 75.79%			Retail - 4.13%
	Aerospace & Defense - 3.02%		20,800	CVS Corp.	$ 601,744
10,300	Boeing Co.	$ 439,089
				Software - 7.10%
	Apparel - 2.28%		14,300	Citrix Systems, Inc. *	381,238
7,700	Polo Ralph Lauren Corp. - Cl. A	332,640	32,300	Microsoft Corp.	653,106
					1,034,344
	Computers - 3.53%
13,600	DST Systems, Inc. * +	514,216		Telecommunications - 6.47%
			42,400	Corning, Inc.	382,024
	Conglomerates - 1.96%		16,700	Qualcomm, Inc.	560,619
16,600	General Electric Co.	285,022			942,643

	Engineering & Construction - 2.36%			Total Common Stocks (Cost $17,873,237)	11,037,278
33,800	Chicago Bridge & Iron Co.	343,746
				Short-Term Investments - 25.75%
	Food - 3.04%		3,749,225	Milestone Treasury Obligation Portfolio,
20,300	Safeway, Inc.	442,540		Institutional Class,
				to yield 0.63%, 12/1/08
	Healthcare Products - 7.69%			(Cost $3,749,225)	3,749,225
9,800	Johnson & Johnson	574,084	Principal
17,900	Medtronic, Inc.	546,308		Collateral for Securities Loaned - 5.25%
		1,120,392	$764,008	Credit Suisse (USA), Inc.
				Repurchase agreement to yield 0.25%,
	Healthcare Services - 4.67%			12/1/08 with a maturity value of $764,024
14,600	Quest Diagnostics, Inc.	679,922		(Fully collateralized by U.S. government
				agencies & obligations)
	Insurance - 6.06%			(Cost $764,008)	764,008
17,900	Metlife, Inc.	514,804
9,050	Reinsurance Group of America, Inc. +	367,430	TOTAL INVESTMENTS
		882,234	(Cost $22,386,470) (a)	106.79%	$ 15,550,511

	Internet - 2.82%		Liabilities in excess of other assets	-6.79%	(990,067)
1,401	Google, Inc. Cl. A *	410,437
			TOTAL NET ASSETS	100.00%	$ 14,560,444
	Machinery-Diversified - 3.19%
14,900	Rockwell International Group	464,135	Percentages indicated are based upon total net assets of $14,560,444

	Metal Fabricate - 3.88%		* Non-incoming producing security.
9,000	Precision Castparts Corp.	564,300	+ All or a portion of the security is on loan.

	Pitney Bowes, Inc. - 2.00%		(a) Represents cost for financial reporting purposes. Aggregate cost for federal
11,800	Precision Castparts Corp.	291,578	tax purposes is substantially the same and differs from market value by net
			unrealized appreciation (depreciation) of securities as follows:
	Oil & Gas - 3.88%
2,500	Devon Energy Corp.	180,850		Unrealized appreciation:	$ 24,694
5,750	Transocean, Inc. *	384,560		Unrealized depreciation:	(6,860,653)
		565,410		Net unrealized depreciation:	$ (6,835,959)

	Oil & Gas Service - 7.71%		Securities valuation policies and other investment related disclosures are hereby
11,100	Baker Hughes, Inc.	386,613	incorporated by reference to the annual and semi-annual reports filed with the
6,700	National Oilwell Varco, Inc. *	189,543	Securities and Exchange Commission on Form N-CSR.
7,000	Schlumberger, Ltd.	355,180
15,000	Weatherford International, Ltd. *	191,550
		1,122,886

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	11,037,278
Level 2 - Other Significant Observable Inputs	4,513,233
Level 3 - Significant Unobservable Inputs
Total	15,550,511

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares		Value
	Common Stocks - 98.69%			Retail - 14.36%
	Banks - 1.96%		35,888	Lowe's Cos., Inc.	$ 741,446
13,610	Wells Fargo & Co.	$ 393,193	20,907	McDonald's Corp.	1,228,286
			16,280	Wal-Mart Stores, Inc.	909,726
	Biotechnology - 15.61%				2,879,458
14,226	Amgen, Inc. *	790,112
10,914	Celgene Corp. *	568,619		Semiconductors - 2.00%
6,796	Genentech, Inc. *	520,574	26,155	Broadcom Corp. - Cl. A *	400,433
5,944	Genzyme Corp. *	380,535
19,467	Gilead Sciences, Inc. *	871,927		Software - 5.47%
		3,131,767	30,215	Activision, Inc. *	353,516
			36,795	Microsoft Corp.	743,995
	Chemicals - 7.41%				1,097,511
7,049	Ecolab, Inc.	270,611
15,350	Monsanto Co.	1,215,720		Telecommunications - 7.41%
		1,486,331	24,283	Juniper Networks, Inc. *	422,039
			31,677	Qualcomm, Inc.	1,063,397
	Commercial Services - 8.47%				1,485,436
5,688	Apollo Group, Inc. *	437,066
2,797	Mastercard, Inc.	406,404		Total Common Stocks (Cost $22,177,425)	19,791,908
16,262	Visa, Inc.	854,731
		1,698,201		Short-Term Investments - 3.02%
	Computers - 9.77%		605,832	Milestone Treasury Obligation Portfolio,
13,581	Apple Computer, Inc. *	1,258,551		Institutional Class, to yield 0.63%, 12/1/08
19,881	Hewlett-Packard Co.	701,402		(Cost $605,832)	605,832
		1,959,953	Principal
				Collateral for Securities Loaned - 1.73%
	Diversified Financials - 5.75%		$ 346,812	Credit Suisse, Inc.,
2,695	BlackRock, Inc. +	338,788		Repurchase agreement to yield
44,460	Charles Schwab Corp.	814,952		0.30%, 12/1/08 with a maturity value of
		1,153,740		$346,821 (Fully collateralized by U.S.
				government agencies & obligations)
	Energy-Alternate Sources - 2.26%			(Cost $346,812)	346,812
3,627	First Solar, Inc. *	452,795
			TOTAL INVESTMENTS
	Engineering & Construction - 0.83%		(Cost $23,130,069) (a)	103.44%	$20,744,552
3,722	Jacobs Engineering Group, Inc. *	166,634
			Liabilities in excess of other assets	-3.44%	(688,239)
	Internet - 7.11%
12,006	Amazon.com, Inc. *	512,656	TOTAL NET ASSETS	100.00%	$20,056,313
2,288	Google, Inc., Class A *	670,292
7,989	McAfee, Inc. *	242,306	Percentages indicated are based upon total net assets of $20,056,313
		1,425,254
			* Non-income producing securities.
	Oil & Gas Exploration - 10.28%		+ All or a portion of the security is on loan.
10,370	Exxon Mobil Corp.	831,156
26,358	Southwestern Energy Co. *	905,924	(a) Represents cost for financial reporting purposes. Aggregate cost
8,476	XTO Energy, Inc.	324,122	for federal tax purposes is substantially the same and differs from
		2,061,202	market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation:	$ 878,264
				Unrealized depreciation:	(3,263,781)
				Net unrealized depreciation:	$ (2,385,517)

	Securities valuation policies and other investment related disclosures are hereby
	incorporated by reference to the annual and semi-annual reports filed with the
	Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	19,791,908
Level 2 - Other Significant Observable Inputs	952,644
Level 3 - Significant Unobservable Inputs
Total	20,744,552

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares		Value
	Common Stocks - 98.90%			Food - 9.01%
	Advertising - 1.49%		16,825	ConAgra Foods, Inc.	$ 248,169
5,475	Omnicom Group, Inc.	$ 154,887	4,225	JM Smucker Co. (The)	191,688
			8,375	Kroger Co. (The)	231,652
	Aerospace/Defense - 1.28%		4,250	Ralcorp Holdings, Inc. *	265,880
1,625	Alliant Techsystems, Inc. *	133,575			937,389

	Banks - 1.25%			Food Products - 2.13%
475	Cullen Frost Bankers, Inc.	25,750	8,100	Archer-Daniels-Midland Co.	221,778
3,175	Prosperity Bancshares, Inc.	104,806
		130,556		Hand/Machine Tools - 1.15%
			1,650	Lincoln Electric Holdings, Inc.	75,388
	Capital Markets - 6.18%		1,325	Regal-Beloit Corp.	44,573
10,225	Federated Investors, Inc.	202,966			119,961
4,050	Jefferies Group, Inc.	50,382
10,650	Raymond James Financial, Inc. +	233,980		Healthcare Products & Services - 9.49%
11,675	TD Ameritrade Holding Corp. *	155,278	1,275	Becton Dickinson & Co.	81,001
		642,606	925	CR Bard, Inc.	75,878
			6,250	DaVita, Inc. *	314,062
	Chemicals - 1.67%		3,550	Henry Schein, Inc. *	126,842
4,150	Albemarle Corp.	84,370	5,850	Pediatrix Medical Group, Inc. *	182,052
1	Ashland, Inc.	8	5,575	Zimmer Holdings, Inc. *	208,059
2,050	FMC Corp.	89,585			987,894
		173,963
				Industrial Conglomerates - 0.85%
	Commercial Services - 1.24%		3,575	McDermott International, Inc. *	34,856
3,375	Equifax, Inc.	85,894	1,125	Teleflex, Inc.	53,302
3,350	RR Donnelley & Sons Co.	42,746			88,158
		128,640
				Insurance - 12.80%
	Electrical Equipment &		6,625	ACE, Ltd.	346,156
	Components - 2.71%		9,850	HCC Insurance Holdings, Inc.	229,604
5,400	Energizer Holdings, Inc. *	234,468	8,750	IPC Holdings, Ltd.	245,000
2,850	General Cable Corp. * +	47,053	1,500	Reinsurance Group of America, Inc. +	60,900
		281,521	8,375	Willis Group Holdings, Ltd.	193,211
			9,050	WR Berkley Corp.	257,292
	Electric- Independent				1,332,163
	Power Producer - 1.44%
16,750	Calpine Corp. *	150,080		Machinery-Diversified - 1.55%
			1,325	Eaton Corp.	61,401
	Electronics - Semiconductors/		2,550	Harsco Corp.	64,132
	Components - 1.67%		2,525	Terex Corp. *	36,007
4,875	Thermo Fisher Scientific, Inc. *	173,940			161,540

	Environmental Control - 2.57%			Metals Fabricate/Hardware - 0.47%
8,375	Nalco Holding Co.	95,559	1,575	Kaydon Corp.	48,589
6,075	Waste Connections, Inc. *	171,497
		267,056		Office/Business Equipment - 0.85%
			3,600	Pitney Bowes, Inc.	88,956
	Equity Fund - 4.69%
17,900	iShares Russell Midcap Value Index Fund	487,954

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2008

Shares		Value	Shares		Value
	Oil & Gas - 3.78%			Thrifts & Mortgage Finance - 2.78%
1,650	Anadarko Petroleum Corp.	$ 67,733	8,100	New York Community Bancorp, Inc.	$ 105,705
5,100	PetroHawk Energy Corp. *	89,097	9,645	People's United Financial, Inc.	183,930
3,100	Pioneer Natural Resources Co.	62,248			289,635
10,750	SandRidge Energy, Inc. *	95,245
2,075	XTO Energy, Inc.	79,348		Toys and Games - 0.69%
		393,671	5,225	Mattel, Inc.	71,426

	Oil & Gas Services - 2.58%			Total Common Stocks (Cost $13,334,325)	10,291,461
25,875	Cal Dive International, Inc. * +	158,097
3,775	Dresser-Rand Group, Inc. *	63,080		Short-Term Investments - 1.21%
2,825	Superior Energy Services *	47,601	126,160	Milestone Treasury Obligation Portfolio,
		268,778		Institutional Class,
				to yield 0.63%, 12/1/08
	Packaging & Containers - 4.61%			(Cost $126,160)	126,160
15,025	Owens-Illinois, Inc. *	303,805	Principal
7,025	Pactiv Corp. *	175,555		Collateral for Securities Loaned - 3.13%
		479,360	$325,549	DAIWA Securities America, Inc.
				Repurchase agreement to yield 0.30%,
	Pharmaceuticals - 2.11%			12/1/08 with a maturity value of $325,557
3,350	Barr Pharmaceuticals, Inc. *	219,057		(Fully collateralized by U.S. government
				agencies & obligations)
	REITS - 3.16%			(Cost $325,549)	325,549
22,850	Annaly Capital Management, Inc.	328,355
			TOTAL INVESTMENTS
	Retail - 5.76%		(Cost $13,786,034) (a)	103.24%	$ 10,743,170
725	Autozone, Inc. *	79,185
4,950	Best Buy Co., Inc.	102,515	Liabilities in excess other assets	-3.24%	(338,241)
5,750	Phillips-Van Heusen Corp.	100,280
4,675	Ross Stores, Inc.	123,887	TOTAL NET ASSETS	100.00%	$ 10,404,929
6,950	Staples, Inc.	120,651
18,075	Wendy's/Arby's Group, Inc.	72,662	Percentage indicated are based on net assets of $10,404,929
		599,180
			* Non-income producing securities.
	Software - 4.00%		+ All or a portion of the security is on loan.
2,225	Fiserv, Inc. *	75,962
20,100	Nuance Communications, Inc.*	184,518	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
6,325	Sybase, Inc. *	155,848	tax purposes is substantially the same and differs from market value by net
		416,328	unrealized appreciation (depreciation) of securities as follows:

	Telecommunications - 4.94%			Unrealized appreciation:	$ 348,812
8,925	Amdocs, Ltd. *	167,701		Unrealized depreciation:	(3,391,676)
1,350	CommScope, Inc. *	15,242		Net unrealized depreciation:	$ (3,042,864)
8,700	Nice Systems, Ltd. *	194,009
14,075	Syniverse Holdings, Inc. *	137,513	Securities valuation policies and other investment related disclosures are hereby
		514,465	incorporated by reference to the annual and semi-annual reports filed with the
			Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.

	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	10,291,461
Level 2 - Other Significant Observable Inputs	451,709
Level 3 - Significant Unobservable Inputs
Total	10,743,170

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares		Value
	Common Stocks - 89.86%			Manufacturing - 14.50%
	Aerospace/Defense - 2.97%		6,700	A.O. Smith Corp.	$ 219,358
12,800	Carter's, Inc. * +	$ 242,048	6,600	Aptargroup, Inc.	220,704
			16,100	Barnes Group, Inc.	215,579
	Automotive Equipment &		3,500	Gardner Denver, Inc. *	86,625
	Manufacturing - 1.68%		2,100	Nordson Corp.	68,145
5,800	BorgWarner, Inc.	137,228	4,600	Teleflex, Inc.	217,948
			4,000	Wabtec Corp.	154,360
	Banks - 14.00%				1,182,719
4,700	First Midwest Bancorp, Inc.	86,527
9,900	Glacier Bancorp, Inc.	176,022		Medical Products - 5.09%
17,900	National Penn Bancshares, Inc.	275,302	5,300	Owens & Minor, Inc.	220,109
7,600	Prosperity Bancshares, Inc.	250,876	5,500	West Pharmaceutical Services, Inc.	195,250
12,800	Sterling Bancshares, Inc.	85,760			415,359
13,400	Trustmark Corp.	267,464
		1,141,951		Oil & Gas - 7.56%
			7,900	Oil States International, Inc. *	169,218
	Chemicals - 2.13%		9,800	Piedmont Natural Gas Co., Inc.	329,280
14,500	RPM, Inc.	173,855	7,100	Stone Energy Corp. *	118,002
					616,500
	Commercail Services - 1.85%
4,800	Maximus, Inc.	150,720		REITS - 2.83%
			5,000	Senior Housing Properties Trust	69,650
	Cosmetics & Personal Care - 2.85%		4,400	Tanger Factory Outlet Centers +	161,216
3,200	Chattem, Inc. * +	232,224			230,866

	Electric - 5.72%			Retail - 6.46%
10,100	Cleco Corp.	238,057	6,700	BJ's Wholesale Club, Inc. *	239,726
11,300	Westar Energy, Inc.	228,599	15,700	Dick's Sporting Goods, Inc. *	197,977
		466,656	5,100	Jack in the box, Inc. *	89,250
					526,953
	Electronics - 0.50%
500	Mettler Toledo International, Inc. *	41,125		Saving and Loans - 5.69%
			10,000	Astoria Financial Corp.	184,600
	Equity Fund - 2.43%		18,000	First Niagara Financial Group, Inc.	279,180
4,200	iShares Russell 2000 Value Index Fund	198,072			463,780

	Food - 2.17%			Telecommunications - 0.91%
15,900	Chiquita Brands International, Inc. * +	177,285	6,100	Netgear, Inc. *	73,810

	Hand/Machine Tools - 0.50%			Transporation - 0.89%
900	Lincoln Electric Holdings, Inc.	41,121	3,200	Bristow Group, Inc. *	72,416

	Holding Companies - 0.42%			Total Common Stocks (Cost $6,915,821)	7,329,913
1,900	Walter Industries, Inc.	34,656

	Household Products - 5.28%
4,100	Church & Dwight Co., Inc.	243,704
9,500	Tupperware Corp.	186,865
		430,569

	Insurance - 3.43%
10,000	IPC Holdings, Ltd.	280,000

	Short-Term Investments - 3.27%
266,565	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 0.63%, 12/1/08
	(Cost $266,565)	266,565
Principal
	Collateral for Securities Loaned - 6.66%
$543,081	Credit Suisse (USA), Inc.
	Repurchase agreement to yield 0.25%, 12/1/08
	with a maturity value of $543,092 (Fully
	collateralized by U.S. government agencies &
	obligations)
	(Cost $543,081)	543,081

TOTAL INVESTMENTS
(Cost $7,725,467) (a)	99.79%	$ 8,139,559

Assets in excess of other Liabilities	0.21%	15,114

TOTAL NET ASSETS	100.00%	$ 8,154,673

Percentages indicated are based upon total net assets of $8,154,673

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,040,274
	Unrealized depreciation:	(626,182)
	Net unrealized appreciation:	$ 414,092

	Securities valuation policies and other investment related disclosures are hereby
	incorporated by reference to the annual and semi-annual reports filed with the
	Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	7,329,913
Level 2 - Other Significant Observable Inputs	809,646
Level 3 - Significant Unobservable Inputs	-
Total	8,139,559

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares		Value
	Common Stocks - 97.45%			GREECE - 2.01%
	AUSTRALIA - 5.94%			Banks - 2.01%
	Medical-Biomedical - 0.94%		28,800	National Bank of Greece SA, ADR	$ 110,880
4,800	CSL, Ltd. *	$ 52,080
				HONG KONG - 0.89%
	Mining - 2.50%			Oil & Gas - 0.89%
3,450	BHP Billiton, Ltd. - ADR	138,069	600	CNOOC, Ltd.	49,206

	Telecommunications - 2.50%			ISRAEL - 2.72%
10,350	Telstra Corp., Ltd.	138,069		Pharmaceuticals - 2.72%
			3,475	Teva Pharmaceutical Industries, Ltd.	149,946
	TOTAL AUSTRALIA	328,218
				ITALY - 2.66%
	BRAZIL - 1.33%			Banks - 2.66%
	Oil & Gas - 1.33%		2,850	Intesa Sanpaolo SpA	147,107
3,500	Petroleo Brasileiro SA, ADR	73,290
				JAPAN - 19.81%
	FINLAND - 1.26%			Automobiles - 2.40%
	Telecommunications - 1.26%		2,100	Toyota Motor Corp., ADR	132,510
4,900	Nokia OYJ	69,433
				Banks - 4.10%
	FRANCE - 8.36%		23,060	Mitsubishi UFJ Financial Group, Inc.	126,369
	Building Materials - 1.24%		28,150	Sumitomo Mitsui Finacial Group, Inc.	99,932
5,000	Lafarge SA	68,400			226,301

	Commercial Banking - 2.84%			Distribution/Wholesale - 2.26%
5,700	BNP Paribas SA, ADR	156,864	700	Mitsui & Co., Ltd.	124,894

	Gas - 1.95%			Iron/Steel - 0.80%
2,722	GDF Suez - ADR	107,519	1,700	Sumitomo Metal Industries, Ltd.	43,945

	Insurance - 2.33%			Metal Processing - 2.24%
6,800	AXA SA, ADR	128,588	3,350	NSK, Ltd., ADR	123,807

	TOTAL FRANCE	461,371		Retail - 1.97%
			12,100	Aeon Co., Ltd.,	108,658
	GERMANY - 10.36%
	Chemicals - 1.65%			Telecommunications - 2.52%
1,770	Bayer AG, ADR	91,084	6,340	Nippon Telegraph & Telephone Corp.	139,163

	Diversified Manufacturing - 2.41%			Toys - 3.52%
2,225	Siemens AG, ADR	132,833	5,000	Nintendo Co., Ltd. ADR	194,200

	Electrical Utilities - 3.64%			TOTAL JAPAN	1,093,478
3,000	E. ON AG	104,550
1,150	RWE AG	96,255		LUXEMBOURG - 2.43%
		200,805		Iron/Steel - 1.42%
			3,300	ArcelorMittal	78,144
	Telecommunications - 2.66%
10,695	Deutsche Telekom AG	146,949		Metal Hardware - 1.01%
			2,650	Tenaris SA, ADR	55,730
	TOTAL GERMANY	571,671
				TOTAL LUXEMBOURG	133,874

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
November 30, 2008

Shares		Value	Shares		Value
	MEXICO - 2.48%			Oil & Gas - 7.57%
	Media - 2.48%		2,675	BG Group PLC - ADR	$ 188,989
9,200	Grupo Televisa SA	$ 136,712	4,700	BP PLC - ADR	228,843
					417,832
	NETHERLANDS - 2.23%
	Telecommunications - 2.23%			Telecommunications - 1.49%
9,000	KONINKLIJKE KPN NV	123,300	4,200	Vodafone Group PLC	82,236

	SINGAPORE - 0.94%			TOTAL UNITED KINGDOM	1,271,335
	Banks - 0.94%
2,100	DBS Group Holdings, Ltd. - ADR	52,080
				Total Common Stocks (Cost $8,869,377)	5,381,484
	SPAIN - 1.92%
	Banks - 1.92%			Short-Term Investments - 1.57%
12,700	Banco Santander SA	106,299	86,545	Milestone Treasury Obligations Portfolio,
				Institutional Class,
				to yield 0.63%, 12/1/08
	SWITZERLAND - 9.12%			(Cost $86,545)	86,545
	Food & Food Services - 5.42%
8,250	Nestle SA, ADR	299,063	TOTAL INVESTMENTS
			(Cost $8,955,922) (a)	99.02%	$ 5,468,029
	Pharmaceuticals - 3.70%
2,930	Roche Holding AG, ADR	204,221	Assets in excess of other liabilities	0.98%	54,033

	TOTAL SWITZERLAND	503,284	TOTAL NET ASSETS	100.00%	$ 5,522,062

	UNITED KINGDOM - 22.99%		Percentages indicated are based upon total net assets of $5,522,062
	Agriculture - 2.85%
3,200	Imperial Tobacco Group - ADR	158,240	* Non-incoming producing security.

	Banks - 0.96%		ADR-American Depositary Receipt
1,000	HSBC Holdings	54,370
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	Electric - 1.96%		tax purposes is substantially the same and differs from market value by net
6,150	Scottish & Southern Energy	108,240	unrealized appreciation (depreciation) of securities as follows:

	Food & Food Services - 5.63%			Unrealized appreciation:	$ 31,077
10,000	Tesco PLC, ADR	135,500		Unrealized depreciation:	(3,518,970)
7,655	Unilever PLC - ADR	175,299		Net unrealized depreciation:	$ (3,487,893)
		310,799
			Securities valuation policies and other investment related disclosures are hereby
	Household Procuts - 1.64%		incorporated by reference to the annual and semi-annual reports filed with the
11,045	Reckitt Benckiser Group *	90,569	Securities and Exchange Commission on Form N-CSR.

	Pharmaceuticals - 0.89%
1,300	AstraZeneca	49,049

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	5,381,484
Level 2 - Other Significant Observable Inputs	86,545
Level 3 - Significant Unobservable Inputs
Total	5,468,029

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares			Value
	Common Stocks - 98.45%			Short-Term Investments - 1.12%
	Biotechnology - 23.41%		162,948	Milestone Treasury Obligation Portfolio,
39,400	Affymetrix, Inc. *	$ 107,956		Institutional Class,
22,000	Amgen, Inc. *	1,221,880		to yield 0.63%, 12/1/08
11,000	Biogen Idec, Inc. *	465,410		(Cost $162,948)		$ 162,948
101,121	Cell Genesys, Inc. * +	24,269	Principal
7,000	Genentech, Inc. *	536,200		Collateral for Securities Loaned - 1.44%
6,600	Genzyme Corp. *	422,532	$208,968	DAIWA Securities America, Inc., Repurchase
20,000	Human Genome Sciences, Inc. * +	34,600		agreement to yield 0.30%, 12/1/08 with a
22,500	Life Technologies Corp. *	587,250		maturity value of $208,973 (Fully collateralized
		3,400,097		by U.S. government agencies & obligations)
				(Cost $208,968)		208,968
	Healthcare - Equipment
	& Supplies - 16.49%			TOTAL INVESTMENTS
44,600	Boston Scientific Corp.*	275,182		(Cost $21,522,080) (a)	101.01%	$ 14,670,410
17,200	Covidien, Ltd.	633,820
16,500	Medtronic, Inc.	503,580		Liabilities in excess of other assets	-1.01%	(147,908)
7,000	Techne Corp.	434,070
13,300	Waters Corp. *	548,359		TOTAL NET ASSETS	100.00%	$ 14,522,502
		2,395,011
			Percentages indicated are based on net assets of $14,522,502
	Healthcare - Providers
	& Service - 18.24%			* Non-income producing securities.
25,500	AmerisourceBergen Corp.	799,425		+ All or a portion of the security is on loan.
29,100	IMS Health, Inc.	382,665		ADR - American Depositary Receipt
32,726	PharMerica Corp. * +	543,906
27,000	UnitedHealth Group, Inc.	567,270	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
10,000	WellPoint, Inc. *	356,000	tax purposes is substantially the same and differs from market value by net
		2,649,266	unrealized appreciation (depreciation) of securities as follows:

	Pharmaceuticals - 40.31%			Unrealized appreciation:		$ 462,837
8,000	AstraZeneca PLC	301,840		Unrealized depreciation:		(7,314,507)
16,500	Cardinal Health, Inc.	536,580		Net unrealized depreciation:		$ (6,851,670)
53,156	Corcept Therapeutics, Inc. * +	62,724
16,500	Eli Lilly & Co.	563,475	Securities valuation policies and other investment related disclosures are hereby
4,000	GlaxoSmithKline PLC - ADR	137,760	incorporated by reference to the annual and semi-annual reports filed with the
8,300	Johnson & Johnson	486,214	Securities and Exchange Commission on Form N-CSR.
38,000	King Pharmaceuticals, Inc. *	365,180
38,700	Medicis Pharmaceutical Corp., Class A	473,301
55,500	Pfizer, Inc.	911,865
14,100	Sanofi Synthelabo SA - ADR	390,006
19,500	Teva Pharmaceutical Industries, Ltd.	841,425
33,000	Watson Pharmaceuticals, Inc. *	783,750
		5,854,120

	Total Common Stocks (Cost $21,150,164)	14,298,494

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	14,298,494
Level 2 - Other Significant Observable Inputs	371,916
Level 3 - Significant Unobservable Inputs
Total	14,670,410

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares		Value
	Common Stocks - 98.29%			Software - 13.04%
	Biotechnology - 14.31%		15,130	Activision Blizzard, Inc. *	$ 177,021
6,900	Amgen, Inc. *	$ 383,226	13,520	Adobe Systems, Inc. *	313,123
6,060	Celgene Corp. *	315,726	7,660	Ariba, Inc. * +	61,663
4,740	Genetech, Inc. *	363,084	7,100	Citrix Systems, Inc. *	189,286
5,160	Genzyme Corp. *	330,343	2,260	Concur Technologies, Inc. * +	62,037
		1,392,379	5,580	Open Text Corp. *	148,484
			6,190	Oracle Corp. *	99,597
	Commercial Services - 3.95%		2,400	Salesforce.com, Inc. *	68,688
1,390	MasterCard, Inc.	201,967	6,060	Sybase, Inc. *	149,318
2,550	SAIC, Inc. *	45,390			1,269,217
2,600	Visa, Inc.	136,656
		384,013		Telecommunications - 17.02%
			8,420	American Tower Corp. *	229,361
	Computers - 17.93%		6,200	AT&T, Inc.	177,072
5,420	Apple, Inc.*	502,271	4,140	China Mobile, Ltd.	189,736
9,680	EMC Corp. *	102,318	6,480	Cisco Systems, Inc. *	107,179
10,970	Hewlett-Packard Co.	387,022	7,730	Crown Castle International Corp. *	108,761
5,870	International Business Machines Corp.	478,992	14,100	QUALCOMM, Inc.	473,337
3,754	Research In Motion Ltd. *	159,432	6,750	Rogers Communications, Inc.	182,790
5,260	Synaptics, Inc. * +	115,562	11,940	SBA Communications Corp. *	188,533
		1,745,597			1,656,769

	Diversified Financial Services - 1.00%			Total Common Stocks (Cost $11,107,389)	9,567,123
460	CME Group, Inc.	97,497
				Short-Term Investments - 1.05%
	Healthcare Products - 9.13%		101,868	Milestone Treasury Obligation Portfolio,
4,710	Baxter International, Inc.	249,159		Institutional Class,
7,520	Covidien, Ltd.	277,112		to yield 0.63%, 12/1/08
600	Intuitive Surgical, Inc. *	79,518		(Cost $101,868)	101,868
4,860	NuVasive, Inc. * +	167,427	Principal
4,130	St Jude Medical, Inc. *	115,764		Collateral for Securities Loaned - 3.12%
		888,980	$303,229	DAIWA Securities America, Inc.
				Repurchase agreement to yield 0.30%,
	Internet - 13.46%			12/1/08 with a maturity value of $303,237
1,100	Amazon.com, Inc. *	46,970		(Fully collateralized by U.S. government
949	Baidu.com *	128,950		agencies & obligations)
5,090	Netease.com * +	93,656		(Cost $303,229)	303,229
7,740	F5 Networks, Inc. *	192,726
1,260	Google, Inc. *	369,130	TOTAL INVESTMENTS
6,290	McAfee, Inc. *	190,776	(Cost $11,512,486) (a)	102.46%	$ 9,972,220
7,090	Vasco Data Security International, Inc. *	74,020
9,900	VeriSign, Inc. * +	213,741	Liabilities in excess of other assets	-2.46%	(239,164)
		1,309,969
			TOTAL NET ASSETS	100.00%	$ 9,733,056
	Pharmaceuticals - 1.10%
2,290	Novartis AG	107,447	Percentages indicated are based on net assets of $9,733,056

	Semiconductors - 7.35%		* Non-income producing securities.
9,911	Cavium Networks, Inc. *	107,534	+ All or a portion of the security is on loan.
8,770	Intel Corp.	121,026
16,570	Marvell Technology Group, Ltd. *	96,106	ADR - American Depositary Receipt
9,800	Monolithic Power Systems, Inc. *	93,786
7,893	Netlogic Microsystems, Inc. * +	147,126	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
37,326	PMC - Sierra, Inc. *	149,677	tax purposes is substantially the same and differs from market value by net
		715,255	unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation:	$ 517,215
	Securities valuation policies and other investment related disclosures are hereby			Unrealized depreciation:	(2,057,481)
	incorporated by reference to the annual and semi-annual reports filed with the			Net unrealized depreciation:	$ (1,540,266)
	Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.	-

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	9,567,123
Level 2 - Other Significant Observable Inputs	405,097
Level 3 - Significant Unobservable Inputs
Total	9,972,220

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares			Value
	Common Stocks - 86.87%			Transportation - 4.44%
	Chemicals - 13.17%		5,478	Tidewater, Inc.		$ 216,271
4,282	Air Products and Chemicals, Inc.	$ 204,508
2,608	Monsanto Co.	206,554			Total Common Stocks (Cost $5,883,232)	4,234,161
3,912	Praxair, Inc.	231,004
		642,066			Short-Term Investments - 7.69%
			374,888		Milestone Treasury Obligation Portfolio,
	Forest Products & Paper - 4.78%			Institutional Class,
6,189	Weyerhaeuser Co.	232,830		to yield 0.63%, 12/1/08
				(Cost $374,888)		374,888
	Oil Cos. - Exploration & Production - 20.78%
3,131	Apache Corp.	242,026		TOTAL INVESTMENTS
2,949	Devon Energy Corp.	213,331		(Cost $6,258,120) (a)	94.56%	$ 4,609,049
22,228	Grey Wolf, Inc. *	121,809
6,824	PetroHawk Energy Corp. *	119,215		Assets in excess of other liabilities	5.44%	264,958
11,067	Talisman Energy, Inc.	102,480
5,598	XTO Energy, Inc.	214,068		TOTAL NET ASSETS	100.00%	$ 4,874,007
		1,012,929
			Percentages indicated are based on net assets of $4,874,007
	Oil & Gas - Drilling Services - 5.71%
11,771	Rowan Cos., Inc.	204,227		* Non-income producing securities.
1,111	Transocean, Inc. *	74,303		ADR - American Depositary Receipt
		278,530
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal
	Oil & Gas - Equipment & Services - 12.78%		tax purposes is substantially the same and differs from market value by net
2,812	Baker Hughes, Inc.	97,942	unrealized appreciation (depreciation) of securities as follows:
17,332	BJ Services Co.	207,811
10,292	Halliburton Corp.	181,139		Unrealized appreciation:		$ 150,404
5,257	Oceaneering International, Inc. *	135,736		Unrealized depreciation:		(1,799,475)
		622,628		Net unrealized depreciation:		$ (1,649,071)

	Oil - Integrated Domestic - 25.21%
3,264	Exxon Mobil Corp.	261,610	Securities valuation policies and other investment related disclosures are hereby
8,632	Marathon Oil Corp.	225,986	incorporated by reference to the annual and semi-annual reports filed with the
4,805	Royal Dutch Shell PLC	256,827	Securities and Exchange Commission on Form N-CSR.
13,279	Statoil ASA	226,009
4,900	Total Fina Elf SA - ADR	258,475
		1,228,907

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	4,234,161
Level 2 - Other Significant Observable Inputs	374,888
Level 3 - Significant Unobservable Inputs
Total	4,609,049

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2008

Shares		Value	Shares		Value
	Common Stocks - 91.83%			Manufacturing - 2.73%
	Banks - 41.94%		2,312	General Electric Co.	$ 39,697
3,130	Bank of America Corp.	$ 50,863
2,236	BB&T Corp.	67,013		Total Common Stocks (Cost $1,852,464)	1,336,593
3,472	HSBC Holdings PLC	38,092
1,227	Julius Baer Holdings AG	40,164		Common Stock Rights - 0.26%
868	M&T Bank Corp.	55,769	597	Standard Chartered PLC *	3,758
1,230	Northern Trust Corp.	56,445		(Cost $7,766)
935	PNC Financial Services Group, Inc.	49,340
1,811	Standard Chartered PLC	23,440		Short-Term Investments - 8.11%
1,674	State Street Corp.	70,492	117,995	Milestone Treasury Obligation Portfolio,
2,273	UBS AG *	28,351		Institutional Class,
2,335	US Bancorp	62,998		to yield 0.63%, 12/1/08
2,335	Wells Fargo & Co.	67,458		(Cost $117,995)	117,995
		610,425
			TOTAL INVESTMENTS
	Commercial Services - 3.43%		(Cost $1,978,225) (a)	100.20%	$ 1,458,346
951	Visa, Inc.	49,985
			Liabilities in excess of other assets	-0.20%	(2,954)
	Diversified Financials - 20.66%
349	Blackrock, Inc.	43,873	TOTAL NET ASSETS	100.00%	$ 1,455,392
3,610	Charles Schwab Corp.	66,171
184	CME Group, Inc.	38,999	Percentages indicated are based on net assets of $1,455,392
651	Goldman Sachs Group, Inc.	51,422
441	IntercontinentalExchange, Inc. *	32,457	* Non-income producing securities.
2,140	JPMorgan Chase & Co.	67,752
		300,674	(a) Represents cost for financial reporting purposes. Aggregate cost for federal
			tax purposes is substantially the same and differs from market value by net
	Insurance - 23.07%		unrealized appreciation (depreciation) of securities as follows:
1,363	ACE, Ltd.	71,217
19	Berkshire Hathaway, Inc., Class B *	66,481		Unrealized appreciation:	$ 16,391
981	Chubb Corp.	50,384		Unrealized depreciation:	(536,270)
2,168	Metlife, Inc.	62,351		Net unrealized depreciation:	$ (519,879)
1,956	The Travelers Cos., Inc.	85,379
		335,812	Securities valuation policies and other investment related disclosures are hereby
			incorporated by reference to the annual and semi-annual reports filed with the
			Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	1,340,351
Level 2 - Other Significant Observable Inputs	117,995
Level 3 - Significant Unobservable Inputs
Total	1,458,346

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2008

Principal		Value	Principal		Value
	U.S. Government			Financial Services - 25.52%
	and Agencies - 41.83%		$ 300,000	Boeing Capital Corp.
	Federal National Mortgage			5.00%, 8/15/10	$ 288,659
	Association - 12.23%		500,000	Caterpillar Financial Services Corp.
$ 1,000,000	4.125%, 4/15/14	$ 1,041,793		5.125%, 10/12/11	502,065
700,000	5.00%, 4/15/15 +	754,892	200,000	Citicorp
		1,796,685		7.25%, 10/15/11	206,441
			400,000	Citigroup, Inc.
	Freddie Mac - 9.78%			5.5%, 4/11/13	373,571
364,677	5.375%, 8/15/11	368,067	50,000	General Electric Capital Corp.:
1,000,000	5.125%, 10/18/16 +	1,069,500		3.20%, 2/15/09	49,872
		1,437,567	280,000	Goldman Sachs Group, Inc.,
				3.25%, 6/15/12	280,401
	U.S. Treasury Notes - 16.05%		700,000	International Lease Finance Corp.
1,100,000	4.50%, 11/15/15 +	1,263,640		4.375%, 11/1/09	682,860
300,000	5.125%, 5/15/16 +	355,136	800,000	J.P. Morgan Chase & Co.,
674,000	4.000%, 8/15/18 +	737,076		3.80%, 10/2/09 +	794,525
		2,355,852	300,000	John Deere Capital Corp.
				5.40%, 4/7/10	301,416
	U.S. Treasury Inflation		115,000	Lehman Brothers Holdings, Inc.,
	Protection Securities - 3.76%			6.875%, 5/2/2018 +	11,500
510,000	1.875%, 7/15/13	552,081	200,000	Merrill Lynch & Co., Inc.,
				5.77%, 7/25/11+	195,622
	Total U.S. Government		65,000	National Rural Utilites Cooperative
	and Agencies (Cost $5,758,949)	6,142,185		Finance Corp., 4.35%, 11/15/11	60,148
					3,747,080
	Corporate Notes and Bonds - 56.18%
	Aerospace/Defense - 3.97%			Insurance - 1.62%
158,000	United Technologies Corp., 6.50%, 6/1/09	159,915	300,000	Prudential Financial, Inc.
400,000	United Technologies Corp., 7.125%, 11/15/10	421,450		6%, 12/1/17	238,046
		581,365
				Machinery-Construction & Mining - 0.71%
	Banks - 1.91%		100,000	Caterpillar, Inc., 6.55%, 5/1/11	104,420
300,000	Bank of America Corp., 5.75%, 12/1/17	280,089
				Oil/Gas - 1.41%
	Chemicals - 2.22%		200,000	Ocean Energy, Inc., 7.25%, 10/1/11	208,053
300,000	Monsanto Co.:
	7.375%, 8/15/12	325,261		Pipelines - 2.72%
			400,000	Consolidated Natural Gas Co.,
	Commercial -MBS - 1.13%			6.25%, 11/1/11	398,708
200,000	Citigroup Commercial Mortgage Trust
	5.378%, 10/15/49	165,188		Telecommunications - 4.69%
			587,000	SBC Communication
	Electric - 1.32%			5.30%, 11/15/10	588,594
200,000	Public Service Electric & Gas Co.		100,000	Verizon Communications, Inc.,
	5.125%, 9/1/12	194,502		5.35%, 2/15/11	100,222
					688,816
	Electric Utilities - 4.91%
200,000	DPL, Inc., 6.875%, 9/1/11	202,744
510,000	FPL Group Capital, Inc., 5.625%, 9/1/11	517,811
		720,555

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
November 30, 2008

Principal		Value	Principal		Value
	Utilities - 4.05%
200,000	South Carolina Electric and Gas Co.
	6.125%, 3/1/09	200,107
400,000	Southern California Edison Co.
	5.75%, 3/15/14	394,421
		594,528

	Total Corporate Notes and Bonds
	(Cost $8,582,890)	8,246,611

	Short-Term Investments - 3.34%
490,189	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 0.63%, 12/1/08
	(Cost $490,189)	$ 490,189
Principal
	Collateral for Securities Loaned - 27.51%
$4,039,965	Deutsche Bank Securities Inc.,
	Repurchase agreement, to yield 0.25%, 12/1/08
	with a maturity value $4,040,049 (Fully
	collateralized by U.S. government
	agencies & obligations)
	(Cost $4,039,965)	4,039,965

TOTAL INVESTMENTS
(Cost $18,871,990) (a)	128.86%	$ 18,918,950

Liabilities in excess of other assets	-28.86%	(4,237,281)

TOTAL NET ASSETS	100.00%	$ 14,681,669

Percentages indicated are based upon total net assets of $14,681,669

+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially close and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 432,987
	Unrealized depreciation:	(386,027)
	Net unrealized appreciation:	$ 46,960

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the
Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	0
Level 2 - Other Significant Observable Inputs	18,918,950
Level 3 - Significant Unobservable Inputs	0
Total	18,918,950

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2008

Principal		Value	Principal		Value
	Municipal Bonds - 93.37%			NORTH CAROLINA - 7.73%
	CALIFORNIA - 12.70%			General Obligation - 3.26%
	Housing - 1.14%		$ 100,000	Mecklenburg County, Series B,
$ 40,000	State Housing Financing Agency			4.50%, 2/1/18	$ 103,601
	Revenue, Single Family Mortgage
	Purchase Amount, Series A, Class I,			Water/Sewer - 4.47%
	5.30%, 8/1/18, FHA	$ 36,372	150,000	Wilmington, NC Water & Sewer System
				Revenue, 5.00%, 6/1/23	142,302
	Education - 8.50%			TOTAL NORTH CAROLINA	245,903
250,000	Alvord California Union School District,
	Series A, 5.90%, 2/1/20, MBIA	270,290		NORTH DAKOTA - 2.17%
				Housing - 2.17%
	General Obligation - 3.06%		77,000	State Housing Financing Agency Revenue,
100,000	California State Variable Purpose			Series C, 5.50%, 7/1/18	69,047
	5.00%, 3/1/21, GO	97,429
	TOTAL CALIFORNIA	404,091		OHIO - 2.59%
				Education - 2.59%
	COLORADO - 3.40%		100,000	Marysville Exempt Village School District,
	Public Facilities - 3.40%			4.375%, 12/1/29, MBIA	82,522
100,000	Denver, CO City & County Excise Tax
	Revenue, Convention Center Project,			PENNSYLVANIA - 4.74%
	5.50%, 9/1/17, FSA	108,070		General Obligation - 4.74%
			150,000	Philadelphia, 4.90%, 9/15/20, FSA	150,864
	DISTRICT OF COLOMBIA - 2.47%
	Public Facilities - 2.47%			SOUTH CAROLINA - 6.01%
100,000	Washington D.C. Convention Center			Power/Utility - 6.01%
	Authority Dedicated Tax Revenue,		190,000	Piedmont Municipal Power Agency,
	Series A, 4.50%, 10/1/30, AMBAC	78,513		Unrefunded Portion,
				Electric, Series A, 5.00%, 1/1/18, FGIC	191,049
	FLORIDA - 5.65%
	Health/Hospital - 5.65%			SOUTH DAKOTA - 3.58%
200,000	South Broward Hospital District,			Power/Utility - 3.58%
	4.75%, 5/1/22	179,664	100,000	Heartland Consumers Power District
				Electric, Revenue, 6.00%, 1/1/17, FSA	113,784
	KENTUCKY - 5.40%
	Education - 5.40%			TEXAS - 15.68%
200,000	Mercer County School District Finance			Education - 4.96%
	Corp. School Building Revenue,		150,000	State University System Revenue,
	4.125%, 5/1/23	171,670		5.375%, 3/15/17, FSA	157,660

	NEW JERSEY - 5.29%			General Obligation - 6.48%
	Water/Sewer - 5.29%		200,000	Texas State Veterans Housing Assistance
200,000	New Jersey Economic Development			Program, Series B, 5.75%, 12/1/13	206,070
	Authority, Water Facilities, Revenue,
	5.35%, 2/1/38, MBIA	168,288		Water/Sewer - 4.24%
			150,000	State Water Assistance
	NEW YORK - 4.55%			Series A, 4.50%, 8/1/22	134,956
	General Obligation - 4.55%			TOTAL TEXAS	498,686
150,000	City of New York, 5.00%, 8/1/23, FSA	144,897

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
November 30, 2008

Principal		Value	Shares		Value
	UTAH - 5.12%			Short-Term Investments - 5.15%
	Education - 5.12%		163,768	Milestone Treasury Obligation Portfolio,
$ 150,000	State Board Regents Revenue,			Institutional Class,
	5.25%, 12/1/14, AMBAC	$ 162,731		to yield 0.63%, 12/1/08
				(Cost $163,768)	$ 163,768
	WISCONSIN - 6.29%
	Health/Hospital - 6.29%		TOTAL INVESTMENTS
200,000	State Health & Educational Facilities		(Cost $3,295,198) (a)	98.52%	$ 3,133,639
	Authority, Revenue, Waukesha
	Memorial Hospital, Series A,		Assets in excess of other liabilities	1.48%	47,027
	5.25%, 8/15/19, AMBAC	200,092
			TOTAL NET ASSETS	100.00%	$ 3,180,666
	Total Municipal Bonds (Cost $3,131,430)	2,969,871
			Percentage indicated are based on net assets of $3,180,666

			AMBAC	Insured by AMBAC Indemnity Corporation
			FGIC	Insured by Financial Guaranty Insurance Corporation
			FHA	Federal Housing Administration
			FSA	Insured by Federal Security Assurance
			GO	General Obligation
			LO	Limited Obligation
			MBIA	Insured by Municipal Bond Insurance Association

			(a) Represents cost for financial reporting purposes. Aggregate cost for federal
			tax purposes is substantially the same and differs from market value by net
			unrealized appreciation (depreciation) of securities as follows:

				Unrealized appreciation:	$ 34,495
				Unrealized depreciation:	(196,054)
				Net unrealized depreciation:	$ (161,559)

	Securities valuation policies and other investment related disclosures are hereby
	incorporated by reference to the annual and semi-annual reports filed with the
	Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	0
Level 2 - Other Significant Observable Inputs	3,133,639
Level 3 - Significant Unobservable Inputs	-
Total	3,133,639

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2008

Principal		Value
	U.S. Government Agencies - 87.78%
	Federal Home Loan Bank,
	Discount Notes - 28.44%
$ 1,000,000	To yield 2.161%, 1/14/09	$ 997,366
1,500,000	To yield 1.042%, 1/26/09	1,497,572
2,746,000	To yield 1.053%, 2/13/09	2,740,070
3,000,000	To yield 1.154%, 3/2/09	2,991,272
		8,226,280

	Federal Home Loan Mortgage,
	Discount Notes - 27.23%
400,000	To yield 1.562%, 12/8/08	399,879
2,000,000	To yield 2.275%, 12/31/08	1,996,216
2,000,000	To yield 1.759%, 2/11/09	1,992,990
1,500,000	To yield 1.205%, 3/19/09	1,494,597
2,000,000	To yield 1.307%, 4/1/09	1,991,254
		7,874,936

	Federal National Mortgage,
	Discount Notes - 32.11%
4,000,000	To yield 1.367%, 12/1/08	4,000,000
2,000,000	To yield 0.455%, 1/26/09	1,998,585
1,000,000	To yield 0.455%, 1/26/09	999,292
2,300,000	To yield 2.341%, 1/30/09	2,291,060
		9,288,937

	Total U.S. Government Agencies
	(Cost $25,390,153)	25,390,153

	Repurchase Agreement - 12.23%
3,538,000	Bank of America, 0.20%, due 12/1/08 with
	a maturity value of $3,538,006 (Fully
	collateralized by U.S. government
	agencies and obligations)
	(Cost $3,538,000)	3,538,000

TOTAL INVESTMENTS
(Cost $28,928,153)	100.01%	$ 28,928,153

Liabilities in excess of other assets	-0.01%	(2,634)

TOTAL NET ASSETS	100.00%	$ 28,925,519

Percentage indicated are based on net assets of $28,925,519

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the
Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)
Level 1- Quoted Prices	0
Level 2 - Other Significant Observable Inputs	28,928,153
Level 3 - Significant Unobservable Inputs	0
Total	28,928,153

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of November 30, 2008, there were no securities for which market quotations were not readily available.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/28/09

By (Signature and Title)

       /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date

1/28/09